SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2015
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Impaired Intangible Asset, Description	Shorter of the useful lives or the lease term
Software Copyrights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Other Software [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years